UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

1.799846.105

ANIF-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Automobiles - 0.1%
Honda Motor Co. Ltd. sponsored ADR	101,500	$ 2,406
Toyota Motor Corp.	119,700	3,802
		6,208
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	176,300	13,810
Coinstar, Inc. (a)	40,100	1,314
Corinthian Colleges, Inc. (a)	55,600	1,081
DeVry, Inc.	162,900	7,849
Grand Canyon Education, Inc.	4,400	76
ITT Educational Services, Inc. (a)	5,200	631
Regis Corp.	66,900	967
Strayer Education, Inc.	136,680	24,585
		50,313
Hotels, Restaurants & Leisure - 3.2%
Cafe de Coral Holdings Ltd.	1,478,000	2,902
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	16,303
Class B (a)	26,228	1,503
Little Sheep Group Ltd.	402,000	150
McDonald's Corp.	3,366,427	183,706
P.F. Chang's China Bistro, Inc. (a)	73,000	1,670
Papa John's International, Inc. (a)	41,920	959
Sodexo SA	173,100	7,891
Starbucks Corp. (a)	159,000	1,766
Tim Hortons, Inc.	1,211,500	30,736
Yum! Brands, Inc.	216,300	5,944
		253,530
Household Durables - 0.1%
Centex Corp.	49,000	368
D.R. Horton, Inc.	246,500	2,391
Snap-On, Inc.	128,200	3,218
		5,977
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	849,200	62,365
Netflix, Inc. (a)	174,436	7,487
		69,852
Media - 2.3%
Discovery Communications, Inc. (a)	930,500	14,907
DreamWorks Animation SKG, Inc. Class A (a)	76,400	1,653
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. (a)	2,926,335	$ 12,057
Liberty Global, Inc. Class A (a)	165,500	2,410
Liberty Media Corp. - Entertainment Class A (a)	976,500	19,481
Marvel Entertainment, Inc. (a)	68,000	1,805
Pearson PLC	260,600	2,623
Scripps Networks Interactive, Inc. Class A	646,400	14,550
The DIRECTV Group, Inc. (a)	972,600	22,166
The Walt Disney Co.	5,039,300	91,514
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)	2,267	1,700
Washington Post Co. Class B	8,000	2,857
		187,723
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	292,900	13,049
Family Dollar Stores, Inc.	74,600	2,489
Parkson Retail Group Ltd.	4,479,000	4,531
		20,069
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	237,700	9,765
AutoZone, Inc. (a)	54,900	8,928
Best Buy Co., Inc.	239,500	9,091
Citi Trends, Inc. (a)	210,907	4,828
Fourlis Holdings SA	527,400	4,819
Gamestop Corp. Class A (a)	518,700	14,534
H&M Hennes & Mauritz AB (B Shares)	45,100	1,695
Hot Topic, Inc. (a)	79,600	891
Inditex SA	21,200	826
J. Crew Group, Inc. (a)	979,200	12,906
O'Reilly Automotive, Inc. (a)	28,400	994
The Buckle, Inc.	86,300	2,756
TJX Companies, Inc.	2,032,800	52,121
Urban Outfitters, Inc. (a)	566,200	9,269
		133,423
Textiles, Apparel & Luxury Goods - 1.9%
China Hongxing Sports Ltd.	6,000,000	374
Coach, Inc. (a)	47,100	787
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	2,923,500	$ 137,083
Warnaco Group, Inc. (a)	464,800	11,155
		149,399
TOTAL CONSUMER DISCRETIONARY		876,494
CONSUMER STAPLES - 10.2%
Beverages - 3.2%
Coca-Cola FEMSA SAB de CV sponsored ADR	7,600	259
Diageo PLC sponsored ADR	160,200	7,169
Fomento Economico Mexicano SAB de CV sponsored ADR	103,300	2,604
Hansen Natural Corp. (a)	78,600	2,830
PepsiCo, Inc.	1,163,300	59,887
Pernod Ricard SA	18,900	1,054
The Coca-Cola Co.	4,094,000	179,931
Tsingtao Brewery Co. Ltd. (H Shares)	286,000	620
		254,354
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	504,800	23,382
CVS Caremark Corp.	85,500	2,350
Susser Holdings Corp. (a)	219,462	2,950
Tesco PLC	6,001,800	28,710
Wal-Mart Stores, Inc.	295,900	15,416
Walgreen Co.	47,300	1,228
William Morrison Supermarkets PLC	618,400	2,267
		76,303
Food Products - 2.5%
Cadbury PLC	1,385,200	10,474
Campbell Soup Co.	289,900	7,932
General Mills, Inc.	671,500	33,494
Groupe Danone	450,000	21,910
H.J. Heinz Co.	120,200	3,974
Kellogg Co.	564,900	20,692
Kraft Foods, Inc. Class A	923,600	20,587
Nestle SA (Reg.)	1,396,364	47,204
Ralcorp Holdings, Inc. (a)	208,100	11,212
Smart Balance, Inc. (a)	988,800	5,972
TreeHouse Foods, Inc. (a)	495,993	14,280
Want Want China Holdings Ltd.	12,631,000	5,867
		203,598
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.3%
Colgate-Palmolive Co.	1,581,400	$ 93,271
Procter & Gamble Co.	3,643,467	171,571
		264,842
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	164,900	4,065
Tobacco - 0.2%
Philip Morris International, Inc.	429,300	15,274
TOTAL CONSUMER STAPLES		818,436
ENERGY - 6.7%
Energy Equipment & Services - 0.9%
Schlumberger Ltd. (NY Shares)	1,694,600	68,835
Oil, Gas & Consumable Fuels - 5.8%
Birchcliff Energy Ltd. (a)	1,336,200	6,467
Canadian Natural Resources Ltd.	496,600	19,270
Chesapeake Energy Corp.	921,799	15,726
EnCana Corp.	1,855,100	75,944
EOG Resources, Inc.	549,700	30,102
Exxon Mobil Corp.	1,822,202	124,092
Govi High Power Exploration, Inc. (a)(f)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(f)	2,750,000	0*
Hess Corp.	153,400	8,314
Ivanhoe Energy, Inc. (a)	318,400	386
Noble Energy, Inc.	2,066,900	111,365
Occidental Petroleum Corp.	553,700	30,813
Petroleo Brasileiro SA - Petrobras sponsored ADR	272,300	8,297
Petroplus Holdings AG	901,022	12,673
Range Resources Corp.	241,200	9,928
Southwestern Energy Co. (a)	263,100	7,811
		466,688
TOTAL ENERGY		535,523
FINANCIALS - 10.0%
Capital Markets - 0.4%
Charles Schwab Corp.	594,900	9,221
Goldman Sachs Group, Inc.	212,600	22,540
Northern Trust Corp.	41,800	2,500
		34,261
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.0%
Banco do Brasil SA	300,800	$ 2,221
Center Financial Corp., California	50,000	141
Standard Chartered PLC (United Kingdom)	1,653,644	20,559
Wells Fargo & Co.	9,343,485	133,051
		155,972
Consumer Finance - 0.0%
American Express Co.	29,700	405
Diversified Financial Services - 1.3%
JPMorgan Chase & Co.	3,840,419	102,078
Insurance - 6.2%
ACE Ltd.	899,200	36,328
Admiral Group PLC	837,500	10,256
Arch Capital Group Ltd. (a)	216,200	11,645
Axis Capital Holdings Ltd.	96,500	2,175
Berkshire Hathaway, Inc. Class A (a)	3,355	290,879
eHealth, Inc. (a)	64,900	1,039
Endurance Specialty Holdings Ltd.	34,600	863
Fairfax Financial Holdings Ltd.	44,900	11,613
Fidelity National Financial, Inc. Class A	254,800	4,971
The Chubb Corp.	1,832,800	77,564
The Travelers Companies, Inc.	758,700	30,834
W.R. Berkley Corp.	856,200	19,307
Willis Group Holdings Ltd.	59,500	1,309
		498,783
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	480,000	5,611
TOTAL FINANCIALS		797,110
HEALTH CARE - 16.1%
Biotechnology - 4.9%
Actelion Ltd. (Reg.) (a)	204,270	9,323
Alexion Pharmaceuticals, Inc. (a)	294,800	11,102
Amgen, Inc. (a)	482,300	23,883
Anadys Pharmaceuticals, Inc. (a)	1,344,500	9,129
Biogen Idec, Inc. (a)	129,700	6,799
Celgene Corp. (a)	872,600	38,743
Cephalon, Inc. (a)	267,200	18,196
Cougar Biotechnology, Inc. (a)	622,500	20,045
CSL Ltd.	739,006	16,695
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. (a)	500,682	$ 8,191
CV Therapeutics, Inc. (a)	73,800	1,467
Genmab AS (a)	46,400	1,754
Gilead Sciences, Inc. (a)	3,963,400	183,585
GTx, Inc. (a)	199,006	2,105
Human Genome Sciences, Inc. (a)	59,800	50
MannKind Corp. (a)	837,333	2,914
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	13
Medarex, Inc. (a)	50,700	260
Myriad Genetics, Inc. (a)	781,600	35,539
Seattle Genetics, Inc. (a)	135,600	1,337
Targacept, Inc. (a)	841,800	2,256
		393,386
Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	464,200	42,200
Baxter International, Inc.	566,800	29,031
Becton, Dickinson & Co.	637,900	42,892
C.R. Bard, Inc.	447,899	35,707
Covidien Ltd.	1,706,366	56,720
DENTSPLY International, Inc.	889,800	23,891
Edwards Lifesciences Corp. (a)	430,000	26,071
NuVasive, Inc. (a)	156,800	4,920
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	88,000	157
St. Jude Medical, Inc. (a)	304,200	11,052
Stryker Corp.	213,500	7,268
Varian Medical Systems, Inc. (a)	136,100	4,143
		284,052
Health Care Providers & Services - 0.9%
CardioNet, Inc.	183,300	5,143
Genoptix, Inc. (a)	200,283	5,464
Henry Schein, Inc. (a)	114,000	4,561
HMS Holdings Corp. (a)	66,800	2,198
Medco Health Solutions, Inc. (a)	1,256,600	51,948
UnitedHealth Group, Inc.	129,100	2,702
		72,016
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
athenahealth, Inc. (a)	55,600	$ 1,341
Cerner Corp. (a)	39,000	1,715
		3,056
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	331,000	12,326
Medivation, Inc. (a)(d)	412,400	7,535
QIAGEN NV (a)	99,100	1,582
Sequenom, Inc. (a)(d)	308,800	4,391
Techne Corp.	65,200	3,567
Thermo Fisher Scientific, Inc. (a)	50,800	1,812
Waters Corp. (a)	447,900	16,550
		47,763
Pharmaceuticals - 6.1%
Abbott Laboratories	3,093,400	147,555
AstraZeneca PLC (United Kingdom)	741,400	26,256
Bayer AG	32,300	1,544
Bristol-Myers Squibb Co.	2,366,700	51,878
Endo Pharmaceuticals Holdings, Inc. (a)	910,200	16,092
Johnson & Johnson	2,797,200	147,133
Merck & Co., Inc.	1,019,700	27,277
Novo Nordisk AS Series B	431,500	20,663
Optimer Pharmaceuticals, Inc. (a)	57,285	756
Pfizer, Inc.	714,400	9,730
Pronova BioPharma ASA (a)	1,133,300	3,018
Roche Holding AG (participation certificate)	33,484	4,595
Shionogi & Co. Ltd.	158,000	2,723
Teva Pharmaceutical Industries Ltd. sponsored ADR	533,700	24,043
Valeant Pharmaceuticals International (a)(d)	37,800	672
Vivus, Inc. (a)	101,810	440
		484,375
TOTAL HEALTH CARE		1,284,648
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	183,100	3,827
Lockheed Martin Corp.	308,697	21,309
United Technologies Corp.	34,700	1,491
		26,627
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,115,372	$ 50,872
United Parcel Service, Inc. Class B	104,800	5,158
		56,030
Airlines - 0.3%
Allegiant Travel Co. (a)	156,100	7,096
Ryanair Holdings PLC sponsored ADR (a)	596,500	13,785
		20,881
Commercial Services & Supplies - 0.0%
APAC Customer Services, Inc. (a)	215,625	733
Fuel Tech, Inc. (a)	21,100	221
Stericycle, Inc. (a)	16,800	802
		1,756
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	509,300	19,690
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	899,445	23,260
Machinery - 1.1%
Danaher Corp.	1,126,377	61,072
PACCAR, Inc.	806,623	20,779
SPX Corp.	46,400	2,181
		84,032
Professional Services - 0.1%
Dun & Bradstreet Corp.	12,700	978
Robert Half International, Inc.	170,700	3,044
Seek Ltd.	1,000,000	1,953
		5,975
Road & Rail - 0.1%
Canadian National Railway Co.	210,200	7,538
TOTAL INDUSTRIALS		245,789
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 1.9%
BYD Electronic International Co. Ltd.	11,455,500	4,050
EchoStar Holding Corp. Class A (a)	45,300	672
Neutral Tandem, Inc. (a)	254,200	6,256
QUALCOMM, Inc.	2,525,100	98,252
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	938,800	$ 40,434
Starent Networks Corp. (a)	237,100	3,749
		153,413
Computers & Peripherals - 4.6%
Apple, Inc. (a)	2,260,653	237,640
Dell, Inc. (a)	516,700	4,898
Hewlett-Packard Co.	3,481,700	111,623
International Business Machines Corp.	123,900	12,005
NetApp, Inc. (a)	220,900	3,278
Seagate Technology	474,000	2,849
		372,293
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	1,340,340	38,186
BYD Co. Ltd. (H Shares)	1,863,500	3,433
Digital Ally, Inc. (a)	717,675	1,123
FLIR Systems, Inc. (a)	1,215,600	24,895
Mettler-Toledo International, Inc. (a)	503,500	25,845
		93,482
Internet Software & Services - 5.4%
AsiaInfo Holdings, Inc. (a)	194,800	3,282
Baidu.com, Inc. sponsored ADR (a)	55,600	9,819
Constant Contact, Inc. (a)	165,700	2,318
Google, Inc. Class A (sub. vtg.) (a)	1,005,182	349,863
NetEase.com, Inc. sponsored ADR (a)	227,000	6,095
NHN Corp. (a)	14,939	1,657
Omniture, Inc. (a)	154,300	2,035
Open Text Corp. (a)	274,300	9,482
Sohu.com, Inc. (a)(d)	645,800	26,678
Tencent Holdings Ltd.	2,227,200	16,495
VeriSign, Inc. (a)	72,500	1,368
		429,092
IT Services - 4.3%
Accenture Ltd. Class A	2,319,200	63,755
Cognizant Technology Solutions Corp. Class A (a)	195,500	4,064
CyberSource Corp. (a)	237,400	3,516
Fidelity National Information Services, Inc.	48,400	881
Fiserv, Inc. (a)	24,900	908
Global Payments, Inc.	14,300	478
Hewitt Associates, Inc. Class A (a)	209,100	6,223
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
ManTech International Corp. Class A (a)	300	$ 13
MasterCard, Inc. Class A	471,800	79,017
Paychex, Inc.	94,800	2,434
Redecard SA	413,200	5,008
The Western Union Co.	810,300	10,185
Visa, Inc.	3,019,700	167,895
		344,377
Semiconductors & Semiconductor Equipment - 0.7%
Atheros Communications, Inc. (a)	28,983	425
Broadcom Corp. Class A (a)	582,200	11,632
Intel Corp.	38,550	580
International Rectifier Corp. (a)	54,700	739
Marvell Technology Group Ltd. (a)	725,700	6,647
NVIDIA Corp. (a)	1,218,900	12,018
ON Semiconductor Corp. (a)	488,000	1,903
Samsung Electronics Co. Ltd.	43,789	18,213
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	469
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	503,014	4,502
Xilinx, Inc.	93,000	1,782
		58,910
Software - 3.5%
Activision Blizzard, Inc. (a)	5,700,100	59,623
Adobe Systems, Inc. (a)	1,603,706	34,303
Autonomy Corp. PLC (a)	537,600	10,066
BMC Software, Inc. (a)	452,700	14,939
GSE Systems, Inc. (a)	500,000	2,975
McAfee, Inc. (a)	1,139,000	38,157
Microsoft Corp.	45,900	843
Nintendo Co. Ltd.	29,500	8,614
Oracle Corp.	3,333,150	60,230
Quality Systems, Inc.	319,700	14,466
Salesforce.com, Inc. (a)	523,700	17,141
SAP AG sponsored ADR (d)	216,100	7,626
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	147,800	5,843
Solera Holdings, Inc. (a)	22,800	565
TeleCommunication Systems, Inc. Class A (a)	100,000	917
Ubisoft Entertainment SA (a)	57,600	1,053
		277,361
TOTAL INFORMATION TECHNOLOGY		1,728,928
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.8%
Chemicals - 0.8%
Ecolab, Inc.	535,600	$ 18,601
Monsanto Co.	497,300	41,326
Praxair, Inc.	14,700	989
		60,916
Metals & Mining - 5.0%
Agnico-Eagle Mines Ltd.	120,100	6,905
Aquarius Platinum Ltd. (Australia)	1,348,614	3,938
B2Gold Corp. (a)	1,014,500	491
B2Gold Corp. (a)(e)	500,000	242
Barrick Gold Corp.	420,200	13,605
BHP Billiton Ltd. sponsored ADR	225,900	10,075
Eldorado Gold Corp. (a)	2,295,000	20,757
Franco-Nevada Corp.	1,419,400	30,653
Goldcorp, Inc.	2,664,301	89,708
Ivanhoe Mines Ltd. (a)	3,765,200	23,240
Kinross Gold Corp.	4,356,576	79,185
Newcrest Mining Ltd.	2,015,721	46,391
Nucor Corp.	27,700	1,057
Randgold Resources Ltd. sponsored ADR	747,180	40,609
Red Back Mining, Inc. (a)	2,980,404	19,271
Red Back Mining, Inc. (a)(e)	98,900	639
Royal Gold, Inc.	345,000	16,132
Teck Cominco Ltd. Class B (sub. vtg.)	47,407	265
		403,163
TOTAL MATERIALS		464,079
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp.	138,400	5,281
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	35,300	956
Bharti Airtel Ltd. (a)	718,592	8,894
Idea Cellular Ltd. (a)	444,807	441
NII Holdings, Inc. (a)	154,200	2,313
NTT DoCoMo, Inc.	2,195	2,990
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	4,285,900	$ 15,301
Vodafone Group PLC sponsored ADR	47,500	827
		31,722
TOTAL TELECOMMUNICATION SERVICES		37,003
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	2,326,400	4,440
Water Utilities - 0.0%
YTL Power International Bhd	3,555	2
TOTAL UTILITIES		4,442
TOTAL COMMON STOCKS (Cost $7,696,927)		6,792,452
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (f)	541,260	2,127
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. (a)(f)	463,700	3,037
Light Sciences Oncology, Inc. Series B (a)(f)	1,792,115	11,738
		14,775
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(f)	91,600	1,191
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)(f)	481,170	962
TOTAL HEALTH CARE		16,928
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(f)	64,821	486
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Trion World Network, Inc. 8.00% (f)	602,295	$ 3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		22,848
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(f)	809,262	1,003
TOTAL PREFERRED STOCKS (Cost $34,322)		23,851
Money Market Funds - 15.5%

Fidelity Cash Central Fund, 0.52% (b)	1,197,203,085	1,197,203
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	45,095,575	45,096
TOTAL MONEY MARKET FUNDS (Cost $1,242,299)		1,242,299
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,973,548)		8,058,602
NET OTHER ASSETS - (0.8)%		(62,482)
NET ASSETS - 100%		$ 7,996,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $881,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,064,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0*
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Security	Acquisition Date	Acquisition Cost (000s)
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307

*Amount represents less than $1,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,696
Fidelity Securities Lending Cash Central Fund	256
Total	$ 1,952
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,058,602	$ 7,874,874	$ 152,677	$ 31,051
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 67,974
Total Realized Gain (Loss)	(16,265)
Total Unrealized Gain (Loss)	(3,642)
Cost of Purchases	-
Proceeds of Sales	(11,735)
Amortization/Accretion	-
Transfer in/out of Level 3	(5,281)
Ending Balance	$ 31,051

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,122,530,000. Net unrealized depreciation aggregated $1,063,928,000, of which $459,080,000 related to appreciated investment securities and $1,523,008,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Contrafund®-
Contrafund
Class K

March 31, 2009

1.799873.105

CON-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.1%
Honda Motor Co. Ltd. sponsored ADR	285,100	$ 6,757
Toyota Motor Corp.	729,000	23,152
		29,909
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,015,800	79,568
Coinstar, Inc. (a)	252,300	8,265
Corinthian Colleges, Inc. (a)	75,600	1,470
DeVry, Inc.	946,000	45,578
Grand Canyon Education, Inc. (d)	150,200	2,592
ITT Educational Services, Inc. (a)	32,500	3,946
Regis Corp.	400,000	5,780
Strayer Education, Inc. (e)	824,386	148,282
		295,481
Hotels, Restaurants & Leisure - 3.6%
Cafe de Coral Holdings Ltd.	10,176,000	19,983
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,415,750	160,357
Class B (a)	284,596	16,310
Little Sheep Group Ltd.	2,284,000	855
McDonald's Corp.	19,349,370	1,055,895
P.F. Chang's China Bistro, Inc. (a)	449,500	10,285
Papa John's International, Inc. (a)	240,942	5,510
Sodexo SA	1,219,644	55,602
Starbucks Corp. (a)	1,006,900	11,187
Tim Hortons, Inc. (d)(e)	10,761,232	273,012
Yum! Brands, Inc.	1,425,700	39,178
		1,648,174
Household Durables - 0.1%
Centex Corp.	373,300	2,800
D.R. Horton, Inc.	1,417,716	13,752
Snap-On, Inc.	954,890	23,968
		40,520
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	4,503,708	330,752
Netflix, Inc. (a)	979,239	42,029
		372,781
Media - 2.7%
Discovery Communications, Inc. (a)	5,978,105	95,769
DreamWorks Animation SKG, Inc. Class A (a)	491,400	10,634
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. (a)	17,673,979	$ 72,817
Liberty Global, Inc. Class A (a)	995,938	14,501
Liberty Media Corp. - Entertainment Class A (a)	6,242,516	124,538
Marvel Entertainment, Inc. (a)	618,600	16,424
Pearson PLC	1,551,200	15,613
Scripps Networks Interactive, Inc. Class A	4,554,952	102,532
The DIRECTV Group, Inc. (a)	5,542,800	126,320
The Walt Disney Co.	33,347,806	605,596
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	30,926
Washington Post Co. Class B	49,200	17,569
		1,233,239
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,626,200	72,447
Family Dollar Stores, Inc.	367,300	12,257
Parkson Retail Group Ltd.	21,708,500	21,959
		106,663
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	1,281,900	52,660
AutoZone, Inc. (a)	286,000	46,509
Best Buy Co., Inc.	1,452,300	55,129
Gamestop Corp. Class A (a)	3,797,040	106,393
H&M Hennes & Mauritz AB (B Shares)	270,600	10,170
Hot Topic, Inc. (a)	577,300	6,460
Inditex SA	117,000	4,561
J. Crew Group, Inc. (a)(d)(e)	6,234,704	82,173
O'Reilly Automotive, Inc. (a)	180,200	6,309
The Buckle, Inc. (d)	827,930	26,436
TJX Companies, Inc.	11,629,448	298,179
Urban Outfitters, Inc. (a)	3,673,300	60,132
		755,111
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc. (a)	269,300	4,497
NIKE, Inc. Class B	11,493,200	538,916
Warnaco Group, Inc. (a)(e)	2,566,000	61,584
		604,997
TOTAL CONSUMER DISCRETIONARY		5,086,875
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.1%
Beverages - 3.5%
Coca-Cola FEMSA SAB de CV sponsored ADR	165,389	$ 5,633
Diageo PLC sponsored ADR	755,900	33,827
Fomento Economico Mexicano SAB de CV sponsored ADR	739,600	18,645
Hansen Natural Corp. (a)	455,500	16,398
PepsiCo, Inc.	8,119,173	417,975
Pernod Ricard SA (d)	272,700	15,203
The Coca-Cola Co.	24,776,191	1,088,914
Tsingtao Brewery Co. Ltd. (H Shares)	1,632,000	3,538
		1,600,133
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	2,742,823	127,048
CVS Caremark Corp.	473,600	13,019
Susser Holdings Corp. (a)(e)	1,441,800	19,378
Tesco PLC	33,253,237	159,071
Wal-Mart Stores, Inc.	1,671,000	87,059
Walgreen Co.	952,600	24,729
William Morrison Supermarkets PLC	4,436,200	16,263
		446,567
Food Products - 2.7%
Cadbury PLC	9,583,500	72,465
Campbell Soup Co.	1,768,300	48,381
General Mills, Inc.	4,184,200	208,708
Groupe Danone	2,765,544	134,654
H.J. Heinz Co.	645,800	21,350
Kellogg Co.	3,687,734	135,082
Kraft Foods, Inc. Class A	5,386,100	120,056
Nestle SA (Reg.)	8,635,473	291,920
Ralcorp Holdings, Inc. (a)	1,175,400	63,331
Smart Balance, Inc. (a)	642,700	3,882
TreeHouse Foods, Inc. (a)(e)	3,120,427	89,837
Want Want China Holdings Ltd.	68,250,000	31,701
		1,221,367
Household Products - 3.6%
Colgate-Palmolive Co.	10,156,411	599,025
Procter & Gamble Co.	21,925,970	1,032,494
		1,631,519
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,335,200	32,913
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.2%
Philip Morris International, Inc.	2,631,100	$ 93,615
TOTAL CONSUMER STAPLES		5,026,114
ENERGY - 6.7%
Energy Equipment & Services - 0.9%
Schlumberger Ltd. (NY Shares)	9,766,508	396,716
Oil, Gas & Consumable Fuels - 5.8%
Birchcliff Energy Ltd. (a)(d)(e)	8,493,400	41,104
Canadian Natural Resources Ltd.	2,893,906	112,294
Chesapeake Energy Corp.	5,696,591	97,184
EnCana Corp.	10,471,748	428,690
EOG Resources, Inc.	3,255,557	178,274
Exxon Mobil Corp.	10,612,637	722,721
Hess Corp.	880,121	47,703
Ivanhoe Energy, Inc. (a)	1,815,200	2,203
Murphy Oil Corp.	26,800	1,200
Noble Energy, Inc. (e)	11,488,836	619,018
Occidental Petroleum Corp.	3,155,306	175,593
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,220,000	37,173
Petroplus Holdings AG (e)	4,541,862	63,881
Range Resources Corp.	1,547,500	63,695
Southwestern Energy Co. (a)	1,163,567	34,546
		2,625,279
TOTAL ENERGY		3,021,995
FINANCIALS - 9.8%
Capital Markets - 0.4%
Charles Schwab Corp.	4,192,275	64,980
Goldman Sachs Group, Inc.	973,744	103,236
Northern Trust Corp.	226,600	13,555
		181,771
Commercial Banks - 2.0%
Banco do Brasil SA	2,927,100	21,617
Standard Chartered PLC (United Kingdom)	9,086,639	112,970
Wells Fargo & Co.	53,506,415	761,931
		896,518
Consumer Finance - 0.0%
American Express Co.	161,633	2,203
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.8%
JPMorgan Chase & Co.	14,114,329	$ 375,159
Insurance - 6.5%
ACE Ltd.	4,783,278	193,244
Admiral Group PLC	4,881,222	59,776
Arch Capital Group Ltd. (a)	1,289,418	69,448
Axis Capital Holdings Ltd.	1,684,800	37,975
Berkshire Hathaway, Inc. Class A (a)	20,442	1,772,321
eHealth, Inc. (a)	428,400	6,859
Endurance Specialty Holdings Ltd.	215,400	5,372
Fairfax Financial Holdings Ltd.	241,922	62,570
Fidelity National Financial, Inc. Class A	1,255,600	24,497
The Chubb Corp.	10,543,200	446,188
The Travelers Companies, Inc.	4,440,615	180,467
W.R. Berkley Corp.	4,733,200	106,734
Willis Group Holdings Ltd.	352,700	7,759
		2,973,210
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	2,899,100	33,890
TOTAL FINANCIALS		4,462,751
HEALTH CARE - 16.3%
Biotechnology - 4.5%
Actelion Ltd. (Reg.) (a)	1,158,500	52,872
Alexion Pharmaceuticals, Inc. (a)	374,796	14,115
Amgen, Inc. (a)	2,646,400	131,050
Anadys Pharmaceuticals, Inc. (a)	844,200	5,732
Biogen Idec, Inc. (a)	625,200	32,773
Celgene Corp. (a)	5,277,304	234,312
Cephalon, Inc. (a)	1,551,100	105,630
CSL Ltd.	4,505,341	101,783
Cubist Pharmaceuticals, Inc. (a)	2,499,850	40,898
CV Therapeutics, Inc. (a)	500,000	9,940
Genmab AS (a)	431,800	16,326
Gilead Sciences, Inc. (a)	22,449,494	1,039,861
GTx, Inc. (a)	1,245,528	13,178
MannKind Corp. (a)(d)(e)	7,676,769	26,715
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	130
Medarex, Inc. (a)	477,903	2,452
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	4,290,656	$ 195,096
Seattle Genetics, Inc. (a)	951,676	9,384
		2,032,247
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	2,887,500	262,503
Baxter International, Inc.	3,485,100	178,507
Becton, Dickinson & Co.	4,030,406	271,004
C.R. Bard, Inc.	2,871,340	228,903
Covidien Ltd.	10,234,108	340,182
DENTSPLY International, Inc.	4,858,574	130,453
Edwards Lifesciences Corp. (a)	2,348,711	142,402
Gen-Probe, Inc. (a)	209,434	9,546
NuVasive, Inc. (a)	1,474,228	46,261
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	692,000	1,232
St. Jude Medical, Inc. (a)	1,796,300	65,260
Stryker Corp.	1,509,350	51,378
Varian Medical Systems, Inc. (a)	790,200	24,054
		1,751,685
Health Care Providers & Services - 0.8%
CardioNet, Inc.	942,900	26,458
Genoptix, Inc. (a)	380,757	10,387
Henry Schein, Inc. (a)	580,000	23,206
HMS Holdings Corp. (a)	381,906	12,565
Medco Health Solutions, Inc. (a)	7,236,787	299,169
UnitedHealth Group, Inc.	717,347	15,014
		386,799
Health Care Technology - 0.0%
athenahealth, Inc. (a)	234,915	5,664
Cerner Corp. (a)	231,800	10,192
		15,856
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	1,637,945	60,997
Medivation, Inc. (a)(d)(e)	2,386,162	43,595
QIAGEN NV (a)	1,084,000	17,301
Sequenom, Inc. (a)(d)	1,698,845	24,158
Techne Corp.	534,080	29,220
Thermo Fisher Scientific, Inc. (a)	571,000	20,368
Waters Corp. (a)	2,538,581	93,801
		289,440
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 6.5%
Abbott Laboratories	17,603,283	$ 839,677
AstraZeneca PLC (United Kingdom)	4,238,100	150,087
Bayer AG	321,332	15,364
Bristol-Myers Squibb Co.	13,307,300	291,696
Endo Pharmaceuticals Holdings, Inc. (a)	5,578,737	98,632
Johnson & Johnson	17,373,300	913,836
Merck & Co., Inc.	6,065,850	162,261
Novo Nordisk AS Series B	2,500,725	119,749
Optimer Pharmaceuticals, Inc. (a)	329,524	4,346
Pfizer, Inc.	4,595,900	62,596
Pronova BioPharma ASA (a)	8,373,435	22,300
Roche Holding AG (participation certificate)	768,280	105,425
Shionogi & Co. Ltd.	900,000	15,511
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,808,300	126,514
Valeant Pharmaceuticals International (a)(d)	245,000	4,359
Vivus, Inc. (a)	1,066,573	4,608
		2,936,961
TOTAL HEALTH CARE		7,412,988
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(d)(e)	1,245,318	26,027
Lockheed Martin Corp.	1,743,413	120,348
United Technologies Corp.	224,200	9,636
		156,011
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	7,527,425	343,326
United Parcel Service, Inc. Class B	692,400	34,080
		377,406
Airlines - 0.3%
Allegiant Travel Co. (a)	861,100	39,146
Ryanair Holdings PLC sponsored ADR (a)	3,383,500	78,193
		117,339
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	100,000	4,773
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	4,249,538	164,287
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	6,875,341	$ 177,796
Machinery - 1.1%
Danaher Corp.	7,172,809	388,910
PACCAR, Inc.	4,445,341	114,512
SPX Corp.	259,497	12,199
		515,621
Professional Services - 0.1%
Dun & Bradstreet Corp.	126,600	9,748
Robert Half International, Inc.	1,127,000	20,094
		29,842
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	59,200	3,561
Canadian National Railway Co.	2,673,000	95,854
		99,415
Trading Companies & Distributors - 0.0%
Fastenal Co.	1,400	45
TOTAL INDUSTRIALS		1,642,535
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.0%
BYD Electronic International Co. Ltd.	75,866,500	26,821
Cisco Systems, Inc. (a)	143,000	2,398
EchoStar Holding Corp. Class A (a)	270,400	4,010
Neutral Tandem, Inc. (a)	1,503,809	37,009
QUALCOMM, Inc.	14,650,838	570,064
Research In Motion Ltd. (a)	5,336,709	229,852
Starent Networks Corp. (a)	1,560,800	24,676
		894,830
Computers & Peripherals - 4.7%
Apple, Inc. (a)	12,748,137	1,340,084
Dell, Inc. (a)	3,251,000	30,819
Hewlett-Packard Co.	20,176,849	646,870
International Business Machines Corp.	812,300	78,704
NetApp, Inc. (a)	1,412,500	20,962
Seagate Technology	2,758,500	16,579
		2,134,018
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A (e)	9,741,512	277,536
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
BYD Co. Ltd. (H Shares)	14,353,500	$ 26,446
FLIR Systems, Inc. (a)(e)	7,283,608	149,168
Mettler-Toledo International, Inc. (a)(e)	3,086,600	158,435
		611,585
Internet Software & Services - 5.7%
AsiaInfo Holdings, Inc. (a)	1,094,300	18,439
Baidu.com, Inc. sponsored ADR (a)	309,300	54,622
Constant Contact, Inc. (a)(d)	1,294,483	18,110
Google, Inc. Class A (sub. vtg.) (a)	6,043,176	2,103,387
NetEase.com, Inc. sponsored ADR (a)	1,148,900	30,848
NHN Corp. (a)	137,049	15,202
Omniture, Inc. (a)	943,300	12,442
Open Text Corp. (a)	1,564,700	54,087
Sohu.com, Inc. (a)(d)(e)	3,393,500	140,185
Telecity Group PLC (a)	212,100	645
Tencent Holdings Ltd.	13,761,000	101,914
VeriSign, Inc. (a)	1,398,413	26,388
		2,576,269
IT Services - 3.8%
Accenture Ltd. Class A	13,296,900	365,532
Cognizant Technology Solutions Corp. Class A (a)	1,214,800	25,256
CyberSource Corp. (a)	1,512,351	22,398
Fidelity National Information Services, Inc.	304,100	5,535
Fiserv, Inc. (a)	150,000	5,469
Global Payments, Inc.	193,600	6,468
Hewitt Associates, Inc. Class A (a)	1,029,500	30,638
ManTech International Corp. Class A (a)	12,710	533
MasterCard, Inc. Class A	2,705,841	453,174
Paychex, Inc.	519,400	13,333
Redecard SA	2,248,300	27,247
The Western Union Co.	4,940,168	62,098
Visa, Inc.	12,677,593	704,874
		1,722,555
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. Class A (a)	3,322,300	66,380
Intel Corp.	1,556,950	23,432
International Rectifier Corp. (a)	425,000	5,742
Marvell Technology Group Ltd. (a)	4,086,700	37,434
NVIDIA Corp. (a)	6,724,600	66,305
Samsung Electronics Co. Ltd.	271,842	113,066
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,995,200	$ 26,807
Xilinx, Inc.	647,200	12,400
		351,566
Software - 3.5%
Activision Blizzard, Inc. (a)	28,215,964	295,139
Adobe Systems, Inc. (a)	8,981,708	192,119
Autonomy Corp. PLC (a)	3,871,853	72,497
BMC Software, Inc. (a)	2,436,550	80,406
McAfee, Inc. (a)	7,045,835	236,035
Microsoft Corp.	296,700	5,450
Nintendo Co. Ltd.	157,100	45,873
Oracle Corp.	19,313,100	348,988
Quality Systems, Inc. (d)(e)	1,964,985	88,916
Salesforce.com, Inc. (a)	4,050,382	132,569
SAP AG sponsored ADR (d)	1,265,300	44,652
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	598,500	23,659
Solera Holdings, Inc. (a)	347,523	8,612
Ubisoft Entertainment SA (a)	380,734	6,958
		1,581,873
TOTAL INFORMATION TECHNOLOGY		9,872,696
MATERIALS - 6.0%
Chemicals - 0.9%
Ecolab, Inc.	4,610,063	160,107
Monsanto Co.	2,833,865	235,494
Praxair, Inc.	42,120	2,834
		398,435
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	663,400	38,142
B2Gold Corp. (a)	98,200	48
B2Gold Corp. (a)(f)	5,000,000	2,420
Barrick Gold Corp.	2,294,100	74,277
BHP Billiton Ltd. sponsored ADR	1,353,800	60,379
Eldorado Gold Corp. (a)	14,495,379	131,102
Franco-Nevada Corp. (e)	7,977,700	172,282
Goldcorp, Inc.	16,258,783	547,442
Ivanhoe Mines Ltd. (a)(e)	21,559,900	133,076
Kinross Gold Corp.	24,551,579	446,251
Newcrest Mining Ltd.	11,739,839	270,185
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	91,000	$ 3,473
Randgold Resources Ltd. sponsored ADR	4,067,746	221,082
Red Back Mining, Inc. (a)(e)	20,935,200	135,366
Red Back Mining, Inc. (a)(e)(f)	592,400	3,830
Royal Gold, Inc. (e)	1,759,433	82,271
		2,321,626
TOTAL MATERIALS		2,720,061
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp.	900,000	34,343
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	1,673,600	45,321
Bharti Airtel Ltd. (a)	4,089,561	50,616
NII Holdings, Inc. (a)	874,700	13,121
NTT DoCoMo, Inc.	13,233	18,026
Sprint Nextel Corp. (a)	26,556,962	94,808
Vodafone Group PLC sponsored ADR	271,100	4,723
		226,615
TOTAL TELECOMMUNICATION SERVICES		260,958
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	21,988,600	41,963
Water Utilities - 0.0%
YTL Power International Bhd	34,795	18
TOTAL UTILITIES		41,981
TOTAL COMMON STOCKS (Cost $40,512,144)		39,548,954
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	4,021,166	15,803
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
superDimension Ltd. (a)(g)	698,064	$ 9,075
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)(g)	4,389,865	8,780
TOTAL HEALTH CARE		17,855
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	410,013	3,075
Software - 0.1%
Trion World Network, Inc. 8.00% (g)	3,950,196	21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		58,424
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,586)		66,932
Money Market Funds - 13.5%

Fidelity Cash Central Fund, 0.52% (b)	5,916,135,629	5,916,136
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	220,977,791	220,978
TOTAL MONEY MARKET FUNDS (Cost $6,137,114)		6,137,114
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $8,853)	8,853	$ 8,853
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $46,776,697)		45,761,853
NET OTHER ASSETS - (0.9)%		(398,781)
NET ASSETS - 100%		$ 45,363,072
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,250,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,987,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Fluidigm Corp.	10/9/07	$ 17,559
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$8,853,000 due 4/01/09 at 0.14%
BNP Paribas Securities Corp.	$ 4,342
Banc of America Securities LLC	773
Barclays Capital, Inc.	3,234
Deutsche Bank Securities, Inc.	504
$ 8,853
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,304
Fidelity Securities Lending Cash Central Fund	2,608
Total	$ 9,912
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AeroVironment, Inc.	$ 32,478	$ 38,135	$ 12,626	$ -	$ 26,027
Amphenol Corp. Class A	223,614	10,994	-	146	277,536
Birchcliff Energy Ltd.	19,257	16,606	-	-	41,104
Concur Technologies, Inc.	90,527	5,280	71,612	-	-
Energy Conversion Devices, Inc.	72,211	1,298	48,244	-	-
FLIR Systems, Inc.	297,262	-	55,496	-	149,168
Franco-Nevada Corp.	131,383	13,149	4,852	-	172,282
Genoptix, Inc.	35,524	-	18,795	-	-
Ivanhoe Mines Ltd.	53,776	8,362	-	-	133,076
J. Crew Group, Inc.	76,063	-	-	-	82,173
Jacobs Engineering Group, Inc.	298,433	20,836	101,603	-	-
MannKind Corp.	26,331	-	-	-	26,715
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Medivation, Inc.	$ 24,497	$ 15,628	$ -	$ -	$ 43,595
Mettler-Toledo International, Inc.	168,581	29,851	-	-	158,435
Noble Energy, Inc.	481,290	89,603	4,751	1,854	619,018
Petroplus Holdings AG	80,124	10,244	-	-	63,881
Quality Systems, Inc.	70,825	14,352	-	525	88,916
Red Back Mining, Inc.	137,858	12,769	-	-	139,196
Royal Gold, Inc.	54,954	29,746	-	-	82,271
Sohu.com, Inc.	114,317	43,643	-	-	140,185
Strayer Education, Inc.	137,366	38,054	-	395	148,282
Susser Holdings Corp.	19,162	-	-	-	19,378
Tim Hortons, Inc.	304,929	5,402	-	866	273,012
TreeHouse Foods, Inc.	85,000	-	-	-	89,837
Vivus, Inc.	22,128	-	11,865	-	-
Warnaco Group, Inc.	42,314	8,698	-	-	61,584
Total	$ 3,100,204	$ 412,650	$ 329,844	$ 3,786	$ 2,835,671
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 45,761,853	$ 44,775,187	$ 888,808	$ 97,858
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 327,739
Total Realized Gain (Loss)	(99,781)
Total Unrealized Gain (Loss)	(23,538)
Cost of Purchases	-
Proceeds of Sales	(72,219)
Amortization/Accretion	-
Transfer in/out of Level 3	(34,343)
Ending Balance	$ 97,858

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $47,485,018,000. Net unrealized depreciation aggregated $1,723,165,000, of which $5,204,060,000 related to appreciated investment securities and $6,927,225,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Whenever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009